Summary of Significant Accounting Policies (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Liabilities:
Warrant derivatives	$ 1,068,458	$ 33,593	$ 232,501	$ 38,427	$ 39,337	$ 38,557
Long term contingent consideration	557,933	557,933	2,522,465	141,607	141,607
Contingent consideration	6,993,506	4,624,367	2,522,465	141,607	141,607	141,607
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Long term contingent consideration
Contingent consideration
Total liabilities at fair value
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Long term contingent consideration
Contingent consideration
Total liabilities at fair value
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives	17,964	33,593				38,557
Long term contingent consideration	557,933	557,933
Contingent consideration	6,993,506	4,624,367				141,607
Total liabilities at fair value	$ 8,061,964	$ 5,215,893				$ 180,164